Note 17 - Deferred Income Tax and Social Contribution - Applied Rates (Details)	12 Months Ended
Dec. 31, 2018
Central America and the Caribbean [member] | Bottom of range [member]
Statement Line Items [Line Items]
Applied rates	23.00%
Central America and the Caribbean [member] | Top of range [member]
Statement Line Items [Line Items]
Applied rates	31.00%
Latin America [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Applied rates	14.00%
Latin America [Member] | Top of range [member]
Statement Line Items [Line Items]
Applied rates	30.00%
CANADA
Statement Line Items [Line Items]
Applied rates	26.00%